Note 12 - Related Party Transactions (Details Textual) - shares				2 Months Ended	3 Months Ended	12 Months Ended
	Apr. 07, 2024	Mar. 28, 2024	Dec. 30, 2022	Feb. 28, 2023	Mar. 31, 2024	Dec. 31, 2024
Private Placement Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares)					612,473
Unit Purchase Agreement in Private Placement Offering [Member]
Stock Issued During the Period, Units, New Issues (in shares)	2,071,293	2,015,293	647,057	1,183,192		45,383